Income Taxes - Schedule of Income From Continuing Operations Before Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Tax Disclosure [Abstract]
Domestic	$ 197,461	$ 157,356	$ 70,716
Foreign	190,989	187,556	151,926
Income before provision for income taxes	$ 388,450	$ 344,912	$ 222,642